Note 14 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current	12 Months Ended
Dec. 31, 2024
Notes To Financial Statements [Abstract]
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]

14. Accrued Charter Revenue, Current and Non-Current, Unearned Revenue, Current and Non-Current and Time Charter Assumed, Current and Non-Current:

(a) Accrued Charter Revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2023 and 2024, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their terms, which were accounted for on a straight-line basis at their average rates.

As at December 31, 2023, the net accrued charter revenue, totaling ($23,642), comprises of $9,752 separately reflected in Current assets, $10,937 separately reflected in Non-current assets, and ($44,331) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying consolidated 2023 balance sheet. As at December 31, 2024, the net accrued charter revenue, totaling ($16,868), comprises of $11,929 separately reflected in Current assets, $2,688 separately reflected in Non-current assets and ($31,485) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying consolidated 2024 balance sheet. The maturities of the net accrued charter revenue as of December 31 of each 12-month period presented below are as follows:

12-month period ending December 31,	Amount
2025	$(4,936)
2026	(8,433)
2027	(2,403)
2028	(956)
2029	(140)
Total	$(16,868)

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2023 and 2024, reflect: (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate and (c) the unamortized balance of the Time charter assumed liability associated with the acquisition of Polar Brasil discussed in Note 10 and the acquisition of Prosper discussed in Note 7, with charter party assumed at value below its fair market value at the date of delivery of the each vessel. During the year ended December 31, 2024, the amortization of the liability amounted to $1,030, ($510 and nil for the years ended December 31, 2023 and 2022, respectively) and is included in Voyage revenue in the accompanying consolidated statement of income.

	December 31, 2023	December 31, 2024
Hires collected in advance	$34,258	$30,884
Charter revenue resulting from varying charter rates	44,331	31,485
Unamortized balance of charters assumed	940	64
Total	$79,529	$62,433
Less current portion	(52,177)	(47,813)
Non-current portion	$27,352	$14,620

(c) Time Charter Assumed, Current and Non-Current: On November 12, 2018, the Company purchased the 60% equity interest it did not previously own in the companies owning the containerships Triton, Titan, Talos, Taurus and Theseus. Any favorable lease terms associated with these vessels were recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 7.4 years. On March 29, 2021, the Company purchased the 51% equity interest it did not previously own in the company owning the containership Cape Artemisio. Any favorable lease term associated with this vessel was recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 4.3 years. On December 11, 2023, the Company purchased the remaining 51% equity interest in the company owning the containership Arkadia (Note 10). Any favorable lease term associated with this vessel was recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 0.2 years. As of December 31, 2023 and 2024, the aggregate balance of time charter assumed (current and non-current) was $674 and $269, respectively, and is separately reflected in the accompanying consolidated balance sheets. During the years ended December 31, 2022, 2023 and 2024, the amortization expense of Time-charter assumed amounted to $198, $313 and $405, respectively, and is included in Voyage revenue in the accompanying consolidated statements of income.